Provisions	6 Months Ended
Jun. 30, 2021
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Provisions
Note 16. Provisions

	31/12/2020	Additions	Amounts used during the period	Reversals	OCI	30/06/2021
	$ in thousands
Pension	4,010	299	—	—	(699)	3,610
Loss on contract	—	—	—	—	—	—
Employee litigation and severance	560	30	(101)	(84)	(15)	391
Commercial litigation	571	901	(194)	(246)	(25)	1,006

Total	5,141	1,230	(296)	(330)	(739)	5,007

During the
six-month
period ended June 30, 2021, additions mainly relate to (i) commercial litigation with a supplier for $0.9 million and (ii) pension service cost of the period for $0.3 million.
The amounts used and reversed during the period mainly relate (i) the settlement of employee litigation for $0.2 million and (ii) the update of a commercial litigation for $(0.4) million.